SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Recently Adopted Accounting Standards - (Additional Information) (Details)	Dec. 31, 2023
Accounting Standards Update 2023-07
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]	true